Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Federal and State Income Tax Expense (Benefit)

The components of federal and state income tax expense are as follows (in thousands):

	As of December 31,
	2016	2015	2014
Current
Federal	$—	$—	$—
State	—	—	—

Total current	—	—	—
Deferred expense
Federal	210	332	—
State	33	33	—

Total deferred	243	365	—

Total income tax expense	$243	$365	$—

Components of Net Deferred Tax Assets

The components of net deferred tax assets are as follows (in thousands):

	As of December 31,
	2016	2015
Net operating loss carryforwards	$97,168	$75,221
Tax credit carryforwards	4,083	3,866
Stock based compensation	5,757	5,050
Other	58	1,430
Licensing deduction deferral	10,263	9,910

Gross deferred tax assets	117,329	95,477
Valuation allowance	(117,329)	(95,477)

Net deferred tax asset	$—	$—

Components of Net Deferred Tax Liabilities

The components of net deferred tax liabilities are as follows (in thousands):

	As of December 31,
	2016	2015
In-process research and development not subject to future amortization for tax purposes	$5,661	$5,418

Gross deferred tax liability	$5,661	$5,418

Schedule of Provision Computed by Applying Federal Statutory Rate

The provision for income taxes differs from the provision computed by applying the federal statutory rate to net loss before income taxes as follows (in thousands):

	As of December 31,
	2016	2015	2014
Expected federal income tax benefit	$(7,977)	$(21,603)	$(12,447)
State income taxes after credits	(1,575)	(2,375)	(1,283)
Unrealized gain on marketable securities	—	—	—
Changes in warrant value	(8,728)	(456)	(6,503)
Stock compensation	(1,782)	508	3,996
Effect of change in valuation allowance	21,852	24,029	17,275
Income tax credits	(217)	(276)	(42)
Other	(1,330)	538	(996)

	$243	$365	$—